Financial Instruments and Financial Risk Management - Schedule of Offsetting Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Offsetting Assets And Liabilities
Netting of collateral	$ 0	$ 6
Risk management assets - current	98	87
Risk management assets - non-current	47	39
Risk management liabilities - current	111	125
Risk management liabilities - non-current	145	167
Risk management contracts
Offsetting Assets And Liabilities
Gross amounts of recognized assets	248	185
Gross amounts offset in balance sheet	(135)	(64)
Netting of collateral	32	5
Net amount of assets presented in balance sheet	145	126
Gross amounts of recognized liabilities	393	387
Gross amounts offset in balance sheet	(135)	(64)
Netting of collateral	(2)	(31)
Net amount of liabilities presented in balance sheet	256	292
Natural gas
Offsetting Assets And Liabilities
Gross amounts of recognized assets	104	121
Gross amounts offset in balance sheet	(38)	(54)
Netting of collateral	(3)	0
Net amount of assets presented in balance sheet	63	67
Gross amounts of recognized liabilities	173	226
Gross amounts offset in balance sheet	(38)	(54)
Netting of collateral	(3)	(28)
Net amount of liabilities presented in balance sheet	132	144
Energy exports
Offsetting Assets And Liabilities
Gross amounts of recognized assets	86
Gross amounts offset in balance sheet	(86)
Netting of collateral	36
Net amount of assets presented in balance sheet	36
Gross amounts of recognized liabilities	153	90
Gross amounts offset in balance sheet	(86)	(3)
Netting of collateral	0	0
Net amount of liabilities presented in balance sheet	67	87
Crude oil and NGLs
Offsetting Assets And Liabilities
Gross amounts of recognized assets	1
Gross amounts offset in balance sheet	0
Netting of collateral	0
Net amount of assets presented in balance sheet	1
NGL frac spread
Offsetting Assets And Liabilities
Gross amounts of recognized assets		10
Gross amounts offset in balance sheet		(3)
Netting of collateral		5
Net amount of assets presented in balance sheet		12
Gross amounts of recognized liabilities	6	2
Gross amounts offset in balance sheet	0	0
Netting of collateral	0	0
Net amount of liabilities presented in balance sheet	6	2
Power
Offsetting Assets And Liabilities
Gross amounts of recognized assets	30	54
Gross amounts offset in balance sheet	(8)	(7)
Netting of collateral	0	0
Net amount of assets presented in balance sheet	22	47
Gross amounts of recognized liabilities	58	69
Gross amounts offset in balance sheet	(8)	(7)
Netting of collateral	1	(3)
Net amount of liabilities presented in balance sheet	51	$ 59
Foreign exchange
Offsetting Assets And Liabilities
Gross amounts of recognized assets	27
Gross amounts offset in balance sheet	(3)
Netting of collateral	(1)
Net amount of assets presented in balance sheet	23
Gross amounts of recognized liabilities	3
Gross amounts offset in balance sheet	(3)
Netting of collateral	0
Net amount of liabilities presented in balance sheet	$ 0